SHORT-TERM AND LONG-TERM BANK BORROWINGS - Maturities of all short-term borrowing and long-term borrowings (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Year ending December 31, 2025	¥ 300,000
Year ending December 31, 2026	3,360
Year ending December 31, 2027	3,360
Year ending December 31, 2028	6,720
Year ending December 31, 2029	20,160
Total	¥ 333,600